Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
SPL trade receivable	$ 38,432	$ 0
Interest receivable	93	23
Other accounts receivable	12,481	718
Total accounts and other receivables	$ 51,006	$ 741